Investments in Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2011
Investments in Unconsolidated Affiliates [Abstract]
Investments in Unconsolidated Affiliates
13.	Investments in Unconsolidated Affiliates

The consolidated statements of financial condition include the following amounts for investments in unconsolidated affiliates (in thousands):

	December 31,
	2011	2010
Investments in joint ventures	$283	281
Investment in statutory business trusts	12,060	12,174

	$12,343	12,455

The consolidated statements of operations include the following amounts for equity (loss) earnings from unconsolidated affiliates (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Earnings from Bluegreen	$—	—	32,672	(a)
Earnings (loss) from joint ventures	1,371	(2,045)	(396)
Earnings from statutory trusts	(115)	1,194	1,105

	$1,256	(851)	33,381

(a)	Represents earnings from Bluegreen for the period from January 1, 2009 to November 15, 2009, the date prior to our acquisition of a controlling interest in Bluegreen.

As previously discussed, approximately 7.4 million additional shares of Bluegreen’s common stock were purchased on November 16, 2009, increasing our ownership in Bluegreen to 16.9 million shares, or 52%, of Bluegreen’s then outstanding common stock. As a result of the purchase, the Company has a controlling interest in Bluegreen and, accordingly, has consolidated Bluegreen’s results since November 16, 2009 into the Company’s financial statements.

The following table shows the reconciliation of the Company’s pro rata share of Bluegreen’s net income to the Company’s share of total earnings (in thousands) from Bluegreen for the period from January 1, 2009 through November 15, 2009 (prior to our consolidation of Bluegreen in November 2009):

2009
Pro rata share of Bluegreen’s net loss	$3,715
Amortization of basis difference (a)	28,957

Total earnings from Bluegreen Corporation	$32,672

(a)	As a result of impairment charges previously taken, including a $31.2 million charge recorded during the year ended December 31, 2009, under the equity method prior to our consolidation of Bluegreen in November 2009, a basis difference was created between the investment in Bluegreen and the underlying assets and liabilities carried on the books of Bluegreen. Therefore, earnings from Bluegreen were adjusted each period to reflect the amortization of this basis difference. As such, a methodology was established to allocate the impairment loss to the relative estimates of the fair value of Bluegreen’s underlying assets based upon the position that the impairment loss was a reflection of the perceived value of these underlying assets. The appropriate amortization was calculated based on the estimated useful lives of the underlying assets and other relevant data associated with each asset category.